SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of Qilian International, and its subsidiaries, the VIE and VIE’s subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. See Risks and Uncertainties disclosure for VIE structures in China.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIEs and VIEs’s subsidiaries included in the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries’ consolidated financial statements after the elimination of intercompany balances and transactions among the VIEs and VIEs’s subsidiaries, and the Company and its subsidiaries are as follows:

	September 30,	September 30,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$8,163,770	$4,474,803
Accounts receivable, net	4,244,340	1,542,956
Bank acceptance receivable	2,911,999	3,337,137
Inventories, net	6,343,756	5,049,688
Prepayment to suppliers, net	1,791,824	803,767
Other current assets	7,878,719	791,439
Total current assets	31,334,408	15,999,790
Property and equipment, net	8,066,240	6,525,047
CIP	4,031,448	5,640,063
Intangible assets, net	3,358,390	3,461,132
Goodwill	137,545,159	—
Operating lease right of use assets	315,959	—
Deferred tax assets	240,503	390,242
Other long term assets	106,923	—
Total assets	$184,999,030	$32,016,274
LIABILITIES
Current liabilities:
Bank loans	$1,618,465	$—
Insurance premium payables	1,328,853	—
Accounts payable	6,423,151	4,120,956
Contract liabilities	1,004,210	489,784
Advance from customers - related parties	349,314	—
Deferred government grants - current	80,032	78,718
Taxes payable	900,792	316,789
Operating lease liabilities, current	240,943	—
Accrued expenses and other payables	5,597,865	914,756
Total current liabilities	17,543,625	5,921,003
Operating lease liabilities, long term	79,311	—
Deferred government grants - noncurrent	240,154	134,394
Total liabilities	17,863,090	6,055,397

	For the Years ended
	September 30,
	2025	2024	2023
Net revenue	$37,621,473	$25,097,953	$46,471,478
(loss) Income from operations	$(436,272)	$622,896	$(1,722,218)
Net (loss) income	$(4,179)	$704,119	$(1,674,516)

	For the Years Ended
	September 30,
	2025	2024	2023
Net cash provided by operating activities	$3,082,400	$182,190	$1,203,386
Net cash used in investing activities	(2,029,927)	(2,333,429)	(3,700,105)
Net cash provided by (used in) financing activities	798,545	(491,728)	(1,190,278)
Effect of exchange rate on cash	1,837,949	241,575	(123,754)
Net increase (decrease) in cash, cash equivalents and restricted cash	$3,688,967	$(2,401,392)	$(3,810,751)

Retroactivity

Retroactivity

On May 29, 2024, the board of directors of the Company approved a share consolidation at a ratio of five-for-one (5:1), effective on June 21, 2024. The related number of shares, shares authorized, shares issued and outstanding and earnings per share presented on the Company’s consolidated financial statements were retroactively adjusted to reflect the share consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries’ accounting estimates included, but are not limited to: allowance for estimated uncollectible receivables, inventory valuations, impairment of long-lived assets, useful lives of property and equipment and intangible assets, fair value of investment in trading securities, impairment of intangible assets, realization of deferred tax assets and uncertain tax position, and income taxes. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

Risks of Operation in China

The main operation of the Company, through the WFOE, the VIEs and VIEs’s subsidiaries, is located in the PRC. Accordingly, the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries’ business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries’ results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ have not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Risks in relation to the VIE structure

The Company is incorporated in the Cayman Islands. As a holding company with no material operations, the Company conducts its operations in China through the variable interest entities, Gansu QLS and its subsidiaries, RONS Intelligent and its subsidiaries. The Company receives the economic benefits of Gansu QLS and its subsidiaries’ and RONS Intelligent and its subsidiaries business operation through a series of contractual arrangements, or the VIE Agreements, which have not been tested in court. As a result of the Company’s indirect ownership in the Qilian Chengdu and Hainan Trading and the VIE Agreements, and VIE contractual control over RONS Intelligent, the Company is regarded as the primary beneficiary of its VIE. The VIE structure is used to replicate foreign investment in Chinese-based companies where Chinese law prohibits direct foreign investment in the operating companies, and that investors may never directly hold equity interests in the Chinese operating entities. The Company relies on contractual arrangements with the VIE and its subsidiaries in China for the business operations, which may not be as effective in providing operational control or enabling the Company to derive economic benefits as through ownership of controlling equity interests, and the VIE’s shareholders may fail to perform their obligations under the contractual arrangements. If the PRC government deems that the VIE Agreements in relation to the VIE do not comply with PRC regulatory restrictions on foreign investment in the relevant industries, or if these regulations or the interpretation of existing regulations change in the future, the Company may have difficulty in enforcing any rights the Company may have under the VIE Agreements in PRC and the Company could be subject to severe penalties or be forced to relinquish the Company’s interests in those operations.

Technology Innovation and Commodity Risks

The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ business faces rapid technological change, and there is a possibility that the competitors may achieve regulatory approval and develop new product candidates before the Company, its subsidiaries, the VIE and VIE’s subsidiaries, which may harm the financial condition and the ability to successfully market or commercialize any of the product candidates.

The development and commercialization of new pharmaceutical products and fertilizers is highly competitive, and both industries currently are characterized by rapidly changing technologies, significant competition and a strong emphasis on intellectual property. The Company, its subsidiaries, the VIE and VIE’s subsidiaries will face competition with respect to the current and future pharmaceutical and fertilizer product candidates from major pharmaceutical and chemical companies in China. The Heparin and sausage casing products are made from livestock products, which are subjected to significant risks of the market supply of the raw materials.

The development and commercialization of intelligent financial and insurance technology services is highly competitive, and the industry is currently characterized by rapidly evolving algorithms, significant competition and a strong emphasis on data privacy and intellectual property. The Company, its subsidiaries, the VIE and the VIE’s subsidiaries will face competition with respect to current and future fintech product offerings from major financial institutions, internet platforms and insurance intermediaries in China. The operation of online insurance distribution platforms relies heavily on internet infrastructure and the continuous flow of user data, which are subject to significant risks arising from stringent regulatory scrutiny, evolving cybersecurity requirements and uncertainties regarding the enforceability of VIE contractual arrangements.

Exchange Rate Risks

The WFOE, the VIE and VIE’s subsidiaries operate in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US$ and the RMB. As of September 30, 2025 and September 30, 2024, cash and restricted cash of $9,820,440 (RMB 69,779,136) and $9,817,254 (RMB 68,793,426), respectively, is denominated in RMB and is held in PRC.

Currency Convertibility Risks

Substantially all of the WFOE, the VIE and VIE’s subsidiaries’ operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The cash and cash equivalent don’t do not have withdrawal restrictions.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The WFOE, the VIE and VIE’s subsidiaries usually grant credit to customers with good credit standing with a maximum of 90 days and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company evaluates the creditworthiness of its customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Bank acceptance notes receivable

Bank acceptance notes receivable

Bank acceptance notes receivable generally due within six months and with specific payment terms and definitive due dates, are comprised of the notes issued by some customers to pay certain outstanding receivable balances to the Company. Bank acceptance notes do not bear interest. From time to time, the Company endorse bank notes receivable to its suppliers as the payment of material purchase. The bank notes receivable is considered sold and derecognized from balance sheets when they are transferred beyond the reach of the Company and its creditors, the purchaser has the right to pledge or exchange the note receivables, and the Company has surrendered control over the transferred note receivable. If the Company does not surrender control, the cash received from the purchaser is account for as a secured borrowing.

As of September 30, 2025 and 2024, bank acceptance notes receivable from customers were $2,911,999 and $3,337,137, respectively.

Inventories, net

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Allowances for obsolescence are also assessed based on expiration dates, as applicable, taking into consideration historical and expected future product sales.

Property, Plant and Equipment

Property and Equipment, net Property and equipment are stated at cost less accumulated depreciation and impairment charge. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Property and buildings	25 years
Machinery and equipment	5 years
Automobiles	4 years
Office and electric equipment	3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the statements of operations in other income and expenses.

Construction in Progress

Construction in Progress

Construction in progress is comprised of costs related to the capital projects that are not completed and is not depreciated until such time as the subject asset is ready for its intended use. Construction in progress as of September 30, 2025 and 2024 represents costs of construction incurred for Chongqing’s new manufacturing facilities for heparin products.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights, software and license for drug manufacturing (See Note 7). Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Leases

Leases

On October 1, 2019 the Company adopted Accounting Standards Update (“ASU”) 2016-02. For all leases that were entered into prior to the effective date of ASC 842, we elected to apply the package of practical expedients. Based on this guidance the Company will not reassess the following: (1) whether any expired or existing contracts are or contain leases; (2) the lease classification for any expired or existing leases; and (3) initial direct costs for any existing leases. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s consolidated balance sheets. Finance leases are included in property and equipment, net, current portion of obligations under finance leases, and obligations under finance leases, non-current on our consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date, adjusted by the deferred rent liabilities at the adoption date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made. The Company’s terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term.

We have made an accounting policy election to not include leases with an initial term of 12 months or less on the balance sheets and the short term lease expense recognized for the years presented are immaterial.

Investment in Securities

Investment in Securities

The Company entered into an investment with a iFactors SPC related to shares participating in the Golden Bridge Global Income Opportunities SP (the Fund), an exempted segregated Portfolio Company incorporated in the Cayman Islands and managed by Golden Bridge Capital Management Limited. The Fund primarily invests in bonds offered by private entities (debt securities), globally and also invests in convertible debt securities, publicly traded debt and stock, and governmental fixed income securities. The redemption of such shares for cash can be made with ninety days advance written notice (such written notice period can be extended by the investment manager), except during the lock up period which is initially 24 months and then extended to 36 months, from the initial investment date.

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are recorded as either short term or long term on the Balance Sheet, based on contractual maturity date and are stated at amortized cost. Investment securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value. Investment securities not classified as trading securities or as held-to-maturity securities shall be classified as available-for-sale securities.

As of September 30, 2024, the Company has redeemed $4,800,000 from the Fund Management, with the remaining redemption assets in the Fund amounting to $15,200,000. Such securities have been classified as trading securities. The private equity fund is measured at fair value with gains and losses recognized in earnings. For the years ended September 30, 2025 and 2024, as a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the Fund. NAV is primarily determined based on information provided by external fund administrators. As of September 30, 2023, the management had intention to redeem the investment and it is probable that the investment will be redeemed for an amount different from the NAV. Thus, the fair value of the investment was measured using discounted cash flow method.

The fair value of the Fund was $994,895 as of September 30 2025. See Fair Value of Financial Instruments disclosure in this footnote.

Long-Term Investment

Long-Term Investment

Investments in entity in which the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting. Under the equity method, the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries initially record its investment at cost. The Company’s share of investee earnings or losses is recorded in our Consolidated Statements of Operations within Other income (expense). The Company’s interest in the net assets of the investees is included in the equity method investment on the consolidated balance sheets. The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries evaluate the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries subsequently adjust the carrying amount of the investment to recognize their proportionate share of each equity investee’s net income or loss into earnings after the date of investment, the adjustment of basis difference initially recognized and the other comprehensive income allocated to the Company from the investees.

Goodwill

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is not amortized, and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company, its subsidiaries, the VIE and VIE’s subsidiaries review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated undiscounted cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. Impairment loss on long-lived assets were $196,449 and nil as of September 30, 2025 and September 30, 2024.

Prepayments for property and equipment

Prepayments for property and equipment

The company purchased apartments in Tianxi Center from Chengdu Shuangfa Jundi Real Estate Co., Ltd. on June 15, 2021. The property has been delivered in June 2025.

Insurance premium payables	Insurance premium payables Insurance premium payables represent premium payments that have been received from insureds, but not yet remitted to the insurance carriers.
Transactions with Non-controlling Interests of Subsidiaries

Transactions with Non-controlling Interests of Subsidiaries

The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries account for a change in ownership interests in its subsidiaries that does not result in a change of control of the subsidiary under the provisions of ASC 810-10-45-23, Consolidation – Other Presentation Matters, which prescribes the accounting for changes in ownership interest that do not result in a change in control of the subsidiary, as defined by GAAP, before and after the transaction. Under this guidance, changes in a controlling shareholder’s ownership interest that do not result in a change of control, as defined by GAAP, in the subsidiary are accounted for as equity transactions. Accordingly, if the controlling shareholder retains control, no gain or loss is recognized in the statements of operations of the controlling shareholder. Similarly, the controlling shareholder will not record any additional acquisition adjustments to reflect its subsequent purchases of additional shares in the subsidiary if there is no change of control. Only a proportional and immediate transfer of carrying value between the controlling and the noncontrolling shareholders occurs based on the respective ownership percentages. For the year ended September 30, 2021, the VIE, Gansu QLS acquired 7.76% of equity interest in Chengdu QLS and its subsidiaries from its shareholders. The equity interest Gansu QLS has in Chengdu QLS increased from 71.75% as of September 30, 2020 to 79.51% as of September 30, 2021.

In the year ended September 30, 2023, the Company made 200,000 RMB (equivalent to $28,356) additional investment to acquire 0.2% ownership of Gansu QLS from third party shareholders and the Company’s ownership in VIE increased to 79.71% as of September 30, 2023.

Non-controlling Interests

Non-controlling Interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, VIEs and VIEs’s subsidiaries, non-controlling interests represent a minority shareholder’s 49% ownership interest in Zhongqiao E Commerce Limited (“Zhongqiao”), as well as 0.786% ownership interest in Gansu QLS, 20.29% ownership interest in Chengdu QLS and in subsidiaries including Rugao and Chongqing.

The following table summarizes the shareholders’ equity for the non-controlling interest from each subsidiary that is not 100% owned by the Company:

	As of
	September 30,	September 30,
	2025	2024
Gansu QLS	$833,496	$1,146,121
Chengdu QLS and subsidiaries	163,835	181,315
Zhongqiao	22,045	22,069
Total	$1,019,376	$1,349,505

Non-controlling interest in the equity of a subsidiary is reported in equity in the consolidated balance sheets. Net income and losses attributable to the non-controlling interest is reported as described above in the consolidated statements of operations and comprehensive income.

Revenue Recognition

Revenue Recognition

The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries recognize revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To perform revenue recognition for arrangements within the scope of ASC 606, the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries perform the following five steps:

(i)	identification of the promised goods or services in the contract;
(ii)	determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;
(iii)	measurement of the transaction price, including the constraint on variable consideration;
(iv)	allocation of the transaction price to the performance obligations based on estimated selling prices; and
(v)	recognition of revenue when (or as) we satisfy each performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in ASC 606.

The majority of the WFOE, the VIEs and VIEs’s subsidiaries’ contracts have one single performance obligation as the promise to transfer the individual goods is not separately identifiable from other promises in the contracts and are, therefore, not distinct. The revenue streams are recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. The WFOE, the VIEs and VIEs’s subsidiaries’ products are sold with no right of return and the WFOE, the VIEs and VIEs’s subsidiaries do not provide other credits or sales incentives, which would be accounted for as variable consideration. Sales taxes invoiced to customers and remitted to government authorities are excluded from net sales.

Revenue from sales of Diversified Pharma & Allied Portfolio

The Company enters into contracts with customers for from the sales of Diversified Pharma & Allied Portfolio. Each contract is assessed at inception and contains a single performance obligation, which is promised to transfer the products to the customers. This performance obligation is distinct and separately identifiable from any other promises within the contract and is satisfied at a point in time when promised products are accepted by the customers under ASC 606-10-25-30. The transaction price in the contract is fixed, as reflected in the sales order and invoice, and is irrecoverably established upon contract execution with no contingency tied to any future event Pursuant to ASC 606-10-55-36~40, the Company acts as principal as the Company (1) is the primary obligor responsible for fulfilling the promise to deliver the products to the customers; (2) bears inventory risk and customer credit risk;(3) has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the products before they are transferred to the customer; (4) has discretion in establishing the selling price of the products.

Revenue from sales of AI Solutions

AI solutions offer enterprises customized AI software services and solutions to sell products. The Company generates revenue from the sale of products. Each contract is assessed at inception and contains a single performance obligation, which is promised to transfer the products to the customers. This performance obligation is distinct and separately identifiable from any other promises within the contract and is satisfied at a point in time when promised products are accepted by the customers under ASC 606-10-25-30. The transaction price in the contract is fixed, as reflected in the sales order and invoice, and is irrecoverably established upon contract execution with no contingency tied to any future event Pursuant to ASC 606-10-55-36~40, the Company acts as principal as the Company (1) is the primary obligor responsible for fulfilling the promise to deliver the products to the customers; (2) bears inventory risk and customer credit risk;(3) has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the products before they are transferred to the customer; (4) has discretion in establishing the selling price of the products

Revenue from insurance business

The Company provides insurance agency services by acting as an intermediary to facilitate the purchase of insurance policies between policyholders and insurance companies. The Company generates revenue from agency service fees received from insurance companies upon successful completion of the placement. Each contract is assessed at inception and contains a single performance obligation, which is promised to facilitate the introduction and successful placement of the insurance policy between the policyholder and the insurance company. This performance obligation is distinct and separately identifiable from any other promises within the contract and is satisfied at a point in time when the policyholder accepts the insurance policy and the coverage becomes effective, pursuant to ASC 606-10-25-30. The transaction price in the contract is fixed, as reflected in the agency agreement and commission statement, and is irrecoverably established upon policy issuance with no contingency tied to any future event, except for standard policy cancellation provisions. Pursuant to ASC 606-10-55-36~40, the Company acts as an agent because the Company (1) is not primarily responsible for providing the insurance coverage; (2) does not bear insurance underwriting risk or inventory risk; (3) does not have the ability to direct the use of, or obtain substantially all of the remaining benefits from, the insurance policy before it is placed with the policyholder; and (4) does not have discretion in establishing the premium rates of the insurance products, which are set by the insurance companies. Therefore, the Company recognizes revenue on a net basis equal to the amount of agency service fee it is entitled to receive.

The contract liabilities of the Company consist of advance payments from customers. The contract liabilities are reported in a net position on a customer-by-customer basis at the end of each reporting period. Contract liabilities were recognized when the Company receives prepayment from customers resulting from sales contracts. Contract liabilities will be recognized as revenue when the products are delivered. As of September 30, 2025 and 2024, the Company record advance from customers of $3,142,515 and $489,784, respectively, which will be recognized as revenue upon delivery of the products sold.

Refer to Note 15 for disaggregated revenue information.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the attached conditions will be complied with. When the grant relates to an expense item, it is net against the expense and recognized in the consolidated statements of operations and comprehensive income over the period necessary to match the grant on a systematic basis to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of operations and comprehensive income in proportion to the useful life of the related assets. Government grants received for the years ended September 30, 2025, 2024 and 2023 were $281,288, $92,883, and $66,177, respectively. As of September 30, 2025, and 2024, the deferred government grants were $320,186, and $213,112, respectively.

Selling, General and Administrative, Research and Development Expenses

Selling, General and Administrative, Research and Development Expenses

Selling, general and administrative, research and development expenses primarily consist of salaries and benefits for employees, shipping expense, utilities, maintenance and repairs expenses, insurance expense, depreciation and amortization expenses, research and development expense, selling and marketing expenses, professional fees, and other operating expenses.

The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries expense all internal research costs as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, including manufacturing costs, facility costs of the research center, and amortization, depreciation of intangible assets and property and equipment used in the research and development activities. For the years ended September 30, 2025, 2024 and 2023, total selling, general and administrative, research and development expense were as follows:

	For the Years Ended
	September 30,
	2025	2024	2023
Selling expense	$735,031	$592,839	$961,679
General and administrative expense	17,485,423	2,724,188	2,831,444
Research and development expense	672,669	1,361,499	568,470
Total	$18,893,123	$4,678,526	$4,361,593

Income Taxes

Income Taxes

The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries determine that they would be able to realize the deferred tax assets in the future in excess of their net recorded amount, they would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company does not believe that there were any uncertain tax positions as of September 30, 2025 and 2024.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. On April 19, 2024, the company’s shareholders held a general meeting and passed a resolution on share consolidation at a ratio of five-for-one, effective on June 21, 2024. The related number of shares, shares authorized, shares issued and outstanding and earnings per share presented on the Company’s consolidated financial statements were retroactively adjusted to reflect the share consolidation. Thereafter, the amount of authorized ordinary shares, is 5,030,000,000 shares, the amount of ordinary shares issued and outstanding is 200,623,358 as of September 30, 2025. There were no other diluted shares for the years ended September 30, 2025, 2024 and 2023.

The following table sets forth the computation of basic and diluted loss per share for the years ended September 30, 2025, 2024 and 2023:

	For the Years ended September 30,
	2025	2024	2023
Numerator:
Net loss attributable to ordinary shareholders	$(19,941,242)	$(1,442,830)	$(7,780,620)

Denominator:
Weighted-average number of ordinary shares outstanding – basic	113,261,317	7,226,480	7,226,480
Weighted-average number of ordinary shares outstanding – diluted	113,261,317	7,226,480	7,226,480
Earnings per share – basic	$(0.18)	$(0.20)	$(1.08)	*
Earnings per share – diluted	$(0.18)	$(0.20)	$(1.08)	*

* The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.

Stock Based Compensation

Stock Based Compensation

The Company issued shares for key management personnels for the service rendered. Stock-based compensation is estimated at the grant date based on the fair value of the shares and is recognized as expense over the requisite service period of the award. The Company recognizes compensation cost on a straight-line basis over the requisite service period of the award, which is generally the award vesting term. The Company has elected to recognize forfeitures as incurred.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. Our financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in currency other than U.S. Dollars are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in statement of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statements of operations and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2025	September 30, 2024	September 30, 2023
Year-end spot rate	US$1=RMB 7.1055	US$1=RMB 7.0074	US$1=RMB 7.2960

Average rate	US$1=RMB 7.1628	US$1=RMB 7.1178	US$1=RMB 7.0533

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company records its financial assets and liabilities in accordance with the framework for measuring fair value in accordance with U.S GAAP. This framework establishes a fair value hierarchy that prioritizes the inputs used to measure fair value:

Level 1: Quoted prices for identical instruments in active markets.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Cash and cash equivalents, restricted cash, accounts receivable, bank notes receivable, short term investment, advances to suppliers, other current assets, accounts payable, and accrued expenses and other payables approximate fair value because of the short maturity of those instruments. Based on comparable open market transactions, the fair value of the bank loans, lease liabilities, bank notes payable and other liabilities, including current maturities, approximated their carrying value as of September 30, 2025 and September 30, 2024, respectively.

The Company noted no transfers between levels during any of the periods presented.

The following is a reconciliation of the beginning and ending balance of the investment in securities measured at fair value on a recurring basis for the years ended September 30, 2025 and 2024:

	As of	As of
	September 30,	September 30,
	2025	2024
Beginning balance	$8,323,587	$13,943,019
Purchase (Redemption)	370,518	(4,800,000)
Change in fair value	(7,699,210)	(819,432)
Ending balance	$994,895	$8,323,587

Concentrations and Credit Risk

Concentrations and Credit Risk

A majority of the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries’ expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries, the VIEs and VIEs’s subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of September 30, 2025 and 2024, $8,668,747 and $6,902,274 of the Company’s cash and cash equivalents and restricted cash were on deposit at financial institutions in the PRC which are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to RMB500,000 per depositor per Scheme member, including both principal and interest. Cash and cash equivalent of $10,989 and $1,048,805 were deposited at financial institutions in Hong Kong as of September 30, 2025 and 2024, which are insured by Hong Kong Deposit Board and subject to a certain limitation of HKD 500,000 (approximately $65,000). As of September 30, 2025 and 2024, $1,140,704 and $1,866,175 of the Company’s cash were on deposit at financial institutions in the U.S. which were insured by the FDIC subject to certain limitations. The Company has not experienced any losses in such accounts.

Substantially all of the Company’s sales are made to customers that are located in China. The Company has a concentration of its revenues and receivables with specific customers.

For the year ended September 30, 2025, one customer accounted for 17% of total revenue, respectively and one vendor accounted for 29% of the total purchase. As of September 30, 2025, one major customer’s account receivable accounted for 32% of the total account receivable, and two vendors accounted for 34% and 10% of the total accounts payable outstanding.

For the year ended September 30, 2024, two customers accounted for 16% and 12% of total revenue, respectively and two major vendors accounted for 12% and 10% of the total purchase, respectively. As of September 30, 2024, four major customer’s accounts receivable accounted for 38%, 25%, 16% and 14% of the total account receivable, respectively, and one vendor accounted for more than 16% of the total accounts payable outstanding.

For the year ended September 30, 2023, two customers accounted for 15% and 14% of total revenue, respectively and no vendor accounted for more than 10% of total purchase. As of September 30, 2023, four major customer’s accounts receivable accounted for 31%, 19%, 11% and 10% of the total account receivable, respectively, and no vendor accounted for more than 10% of the total accounts payable outstanding.

A loss of any of these customers or suppliers could adversely affect the operating results or cash flows of the Company.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements We are currently evaluating the impact the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

The Company does not expect the adoption will have material impact on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.